Segment Information - Certain Balance Sheet Information by Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Segment assets	$ 10,312	$ 9,982
Net deferred tax assets	545	280
Total assets	10,857	10,262
Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	10,312	9,982
Net deferred tax assets	545	280
Total assets	10,857	10,262
New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	8,995	8,574
Chassis Systems [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	4,832	4,608
Chassis Systems [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	5,025	4,748
Occupant Safety Systems [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	2,129	2,084
Occupant Safety Systems [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	2,129	2,084
Electronics [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	1,147	1,038
Electronics [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	954	898
Automotive Components [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	887	844
Automotive Components [Member] | New basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	887	844
Operating Segments [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	8,995	8,574
Unallocated Amount To Segment [Member]
Segment Reporting Information [Line Items]
Segment assets	1,317	1,408
Unallocated Amount To Segment [Member] | Old basis of segmentation [Member]
Segment Reporting Information [Line Items]
Segment assets	$ 1,317	$ 1,408